Convertible Securities and Financial Liability at Fair Value	12 Months Ended
Dec. 31, 2021
Convertible Securities Abstract
CONVERTIBLE SECURITIES AND FINANCIAL LIABILITY AT FAIR VALUE

NOTE 10 - CONVERTIBLE SECURITIES AND FINANCIAL LIABILITY AT FAIR VALUE:

A.	In October and November 2018, the Company entered into a convertible securities agreement (the “Convertible Securities”) with investors (the “Noteholders”), according to which the Company issued 4,050,000 notes (face value of $ 1.1 per note) to the Noteholders for an aggregate principal amount of $4,050. The Convertible Securities matured 18 months after the issuance date and are convertible into an aggregate of 209,317 ordinary shares of the Company. Each Convertible Security is convertible into such number of ordinary shares equal to the product of the number of Convertible Securities converted and the face value of $5.5 per Convertible Security, divided by exchange rate of $0.727 and divided by the fixed conversion price of AUD 30.26 (approximately $21.99). In addition, the Company issued to the Noteholders 9,674 ordinary shares of the Company and warrants (the “Convertible Securities Warrants”) to purchase an aggregate of 51,744 ordinary shares with an exercise price of AUD 35.19 (approximately $25.58) per share, which expire on October 31, 2023.

For lead manager services, the Company granted a warrant to purchase an aggregate of 13,537 ordinary shares with an exercise price of AUD 35.19 (approximately $25.58), which expire on October 31, 2023.

The Convertible Securities Warrants were classified as a derivative financial liability and are re-measured each reporting date, with changes in fair value recognized in finance expense (income), net, since the exercise price is denominated in AUD and the functional currency of the Company is the USD.

The Company designated upon initial recognition that the Convertible Securities be measured at fair value through profit or loss. The transaction costs for lead manager services were recorded through profit or loss and equity proportionately among the fair value of the issued securities (notes, Convertible Securities, warrants, and ordinary shares).

During 2019, redemption events occurred under the Convertible Securities agreement, as a result the Company issued 23,636 warrants and 99,532 shares. The Company recorded an expense in amount of $264. In February 2020, the Company entered into a deed of termination, settlement and release with MEF I, L.P. pursuant to which the Company agreed to pay MEF a settlement amount of $3,566 and issue to MEF ordinary shares, in full and final settlement of all amounts owing and all claims arising in connection with the Convertible Securities Agreement. Under the terms of the Deed of Termination, the Company issued the ordinary shares within five business days of execution and paid the Settlement Amount on March 31, 2020. Pursuant to the Deed of Termination, Dr. Geva the Company major shareholder Chief Executive Officer and President guaranteed the Settlement Amount to MEF. In April 2020, the final payment date was extended to May 1, 2020.

The Company issued ordinary shares equivalent to $326.5 and repaid MEF an amount of $2,934 in full and final settlement of the Company’s outstanding debt to MEF. As for the rest of the investors, the Company repaid its obligation under this convertible securities agreement with cash and issue of ordinary shares. As of December 31, 2020, the Company has fulfilled all its obligations under this Convertible Securities agreement.

As of December 31, 2021, and 2020 the fair value amount of those warrants was $1, and $203, respectively.

B.	On April 7, 2021, the Company entered into a securities purchase agreement, including convertible debentures and warrants to purchase the Company ordinary shares, with Jonathan B. Rubini (“Rubini”), pursuant to which the Company obtained a convertible loan in an aggregate amount of $600, against issuance of convertible debentures, and warrants to purchase 136,571 ordinary shares with an exercise price equal to the per share price of the Company’s ordinary shares in the Nasdaq IPO in June and an expiration date of April 2026. The debentures had a six-month term from issuance and bore interest at 10% per annum.

Since the Company did not pay the debenture within the six month term and until October 7, 2021, according to the agreement, the interest rises to 12% per annum until April 2022 and then the interest rate will increase to 16% per annum until a repayment date of October 7, 2023 (“repayment date”). If the Company has not paid the principal amount as of the repayment date the conversion price shall be $0.04 per share. As of December 31, 2021, the total amount of this financial liability was $648 (including the accrued interest) and the fair value amount of above warrants were $47.

C.	On December 15, 2021, the Company entered into a Convertible Loan Agreement (“Lind CLA Agreement”) transaction (the “December 2021 Note “) whereby the Company entered into a securities purchase agreement relating to the purchase and sale of a senior convertible note for gross proceeds of US$5,000 with Lind Global Partners (“Lind”). The Lind CLA agreement provides for, among other things, the issuance of the December 2021 Note with a $5,800 face value, with a 24-month maturity, and a fixed conversion price of $3.50 per share (or Conversion Price) of the Company’s ordinary shares.

At any time following the date that is earlier of (1) the date that is six month of the issuance date or (2) the date of effectiveness of a registration statement covering the underlying conversion shares this Note shall be convertible. The Company is required to make principal payments in 20 equal monthly installments commencing 120 days after funding (the “Repayment”). At the Company discretion, the Repayments can be made in: (i) cash; (ii) ordinary shares (after Ordinary shares are registered) (or the Repayment Shares); or a combination of both. Repayment Shares will be priced at 90% of the average of the five lowest daily VWAPs (Volume Weighted Average Price) during the 20 trading days prior to the payment date. The Company has the right to buy-back the outstanding face value of the December 2021 Note at any time with no penalty (the “Buy-Back Right”). Should the Company exercise its Buy-Back Right, Lind will have the option to convert up to 25% of the face value of the December 2021 Note at the lesser of the Conversion Price or Repayment Price (ninety percent of the average of the five lowest daily VMAPs during the twenty trading days prior to the payment date). Additionally, the December 2021 Note ranks senior to other of the Company debt.

Further, the Lind CLA Agreement provides that Lind will also receive a common shares purchase warrant to purchase up to 1,146,789 Ordinary shares of the Company (the “December 2021 Warrant”).

The December 2021 Warrant may be exercisable with cash payment for 60 months with an exercise price of $3.50 per Ordinary Share (subject to adjustments) and may be exercised on a cashless basis at any time after the earlier of (a) 120 days following the issuing date or (b) in the event that a registration statement covering the underlying Common Shares is not deemed effective. In addition, at any time prior to December 1, 2022, subject to the mutual agreement the parties may carry out a second closing for an additional $5,000. See Note 24.D regarding the repayment in full Lind CLA.

The convertible debentures, as well as the warrants were classified as a derivative financial liability and their fair value measurement were applied using a Monte-Carlo simulation model.

The main assumptions used in the valuation model were: (1) risk free rate 1.265%; (2) volatility of assets 60%; and (3) time until expiration, warrant -5 years, convertible debentures – 2 years.

As of December 31, 2021, the fair value amount of this convertible note was $7,242 and the fair value amount of the warrants was $1,174.

D.	On December 21, 2020, the Company entered into a CLA transaction (the “CLA Transaction”), whereby the Company entered into a securities purchase agreement, including convertible debentures and warrants to purchase the Company’s ordinary shares, with Alpha Capital Anstalt (“Alpha”), pursuant to which the Company obtained a convertible loan in an aggregate amount of $350, against issuance of convertible debentures (the “December 2020 Financing Debentures”), and warrants to purchase 79,666 ordinary shares of the Company (the “December 2020 Financing Warrants”). The December 2020 Financing Debentures have a six-month term from issuance and bear interest at 10% per annum. The December 2020 Financing Debentures are convertible into the ordinary shares being offered in the Company’s offering at a conversion price equal to 80% of the public offering price per share in the Nasdaq IPO (The initial public offering price per Unit was $5).

The December 2020 Financing Warrants have an exercise price per share equal to the per share price of the Company’s ordinary shares in the Nasdaq IPO in June, subject to standard adjustments and have a five-year term.

As of December 31, 2020, these convertible securities amounted to $194.

Alpha was also provided a right to purchase $150 additional convertible debentures on the same terms for a period of six months from the date of the CLA Transaction. On February 17, 2021, Alpha exercised the foregoing right to purchase $150 against issuance of additional convertible debentures and warrants to purchase 34,142 ordinary shares, on the same terms as the CLA Transaction.

In 2020, the convertible debentures, as well as the warrants and the right to purchase additional convertible debentures were classified as a derivative financial liability and its fair value measurement was applied using a Monte-Carlo simulation model.

The main assumptions used in the valuation model were: (1) risk free rate 0.12%; (2) volatility of assets 100%; and (3) time until expiration, warrant -5 years, convertible debentures – 6 months.

During October 2021 the company repaid the two convertible debentures to Alpha along with the accrued interest due.

As of December 31, 2021, and 2020 the fair value amount of those convertible securities was $0, and $194, respectively and the fair value amount of those warrants was $37, and $156, respectively.